SCHEDULE OF COMPENSATION TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Compensation issued shares		668
Compensation cash	$ 156,250	$ 150,000
John Chiang [Member]
Related Party Transaction [Line Items]
Compensation issued shares		167
Compensation cash	$ 12,500	$ 37,500
Simon Pang [Member]
Related Party Transaction [Line Items]
Compensation issued shares		167
Compensation cash	$ 12,500	$ 37,500
Wen Li [Member]
Related Party Transaction [Line Items]
Compensation issued shares		167
Compensation cash	$ 12,500	$ 37,500
Ying Liu [Member]
Related Party Transaction [Line Items]
Compensation issued shares		167
Compensation cash	$ 50,000.00	$ 37,500
Wengbo Wang [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 31,250
Huimin Li [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 37,500